Other reserves (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Balance at beginning of the year	$ 48		$ 12	$ 140
Total other comprehensive income for the year pre AMP Transfer	66
Total other comprehensive income/(expense) for the year	179		(48)	(44)
Hedging losses transferred to cost of inventory			22	14
Capital contribution (note 19)	113
AMP Transfer (note 24)	(1,112)
Business Combination (note 24)	1,175
Total other comprehensive income for the period post AMP Transfer	113
Hedging gains transferred to cost of inventory post AMP Transfer	(77)
Balance at end of the year	286	€ 253	48	12
Other reserves
Balance at beginning of the year	(15)		(4)	(8)
Total other comprehensive income for the year pre AMP Transfer	55
Total other comprehensive income/(expense) for the year			(33)	(10)
Hedging losses transferred to cost of inventory	(6)		22	14
Capital contribution (note 19)	113
AMP Transfer (note 24)	(5,924)
Business Combination (note 24)	164
Total other comprehensive income for the period post AMP Transfer	97
Hedging gains transferred to cost of inventory post AMP Transfer	(77)
Balance at end of the year	(5,593)		(15)	(4)
Other reserves.
Capital contribution (note 19)	113
AMP Transfer (note 24)	(5,924)
Business Combination (note 24)	164
Balance at end of the year	(5,647)
Foreign currency translation reserve
Balance at beginning of the year	(32)		10	9
Total other comprehensive income for the year pre AMP Transfer	14
Total other comprehensive income/(expense) for the year			(42)	1
Total other comprehensive income for the period post AMP Transfer	(10)
Balance at end of the year	(28)		(32)	10
Cash flow hedge reserve
Balance at beginning of the year	17		(14)	(19)
Total other comprehensive income for the year pre AMP Transfer	41
Total other comprehensive income/(expense) for the year			9	(9)
Hedging losses transferred to cost of inventory	(6)		22	14
Total other comprehensive income for the period post AMP Transfer	107
Hedging gains transferred to cost of inventory post AMP Transfer	(77)
Balance at end of the year	$ 82		$ 17	(14)
Cost of hedging reserve
Balance at beginning of the year				2
Total other comprehensive income/(expense) for the year				$ (2)